9. INTEREST EXPENSE (Tables)	12 Months Ended
Dec. 31, 2018
Interest Expense
Schedule of interest expense
Years ended December 31,	2018	2017	2016
Interest on indebtedness	$231,015	$209,136	$195,523
Interest on derivative instruments	(7,105)	3,071	2,303
Interest on satellite performance incentive payments	4,134	4,750	5,548
Interest on significant financing component	27,374	—	—
Interest on employee benefit plans (Note 29)	1,488	1,511	1,733
Capitalized interest (Note 16)	(19,120)	(18,324)	(6,292)
Interest expense	$237,786	$200,144	$198,815